Summary of Significant Accounting Policies and Practices - Intangible Assets, Net (Details) - Draft Kings Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0
Internally developed software
Accounting Policies [Line Items]
Weighted Average Amortization Period	3 years
Minimum | User relationships
Accounting Policies [Line Items]
Weighted Average Amortization Period	6 years
Maximum | User relationships
Accounting Policies [Line Items]
Weighted Average Amortization Period	11 years